Reconciliation of net cash flow from operating activities	6 Months Ended
Sep. 30, 2020
Reconciliation of net cash flow from operating activities
Reconciliation of net cash flow from operating activities

10   Reconciliation of net cash flow from operating activities

	Six months ended 30 September
	2020	2019
	€m	€m
Profit/(loss) for the financial period	1,555	(1,891)
Investment income	(183)	(281)
Financing costs	1,610	1,369
Income tax expense	490	1,380
Operating profit	3,472	577
Adjustments for:
Share-based payments and other non-cash charges	86	78
Depreciation and amortisation	6,869	6,782
Loss on disposal of property, plant and equipment and intangible assets	14	24
Share of result of equity accounted associates and joint ventures	(260)	2,601
Other income	(1,055)	(1,024)
Increase in inventory	(31)	(6)
Increase in trade and other receivables	(15)	(1,069)
Decrease in trade and other payables	(2,538)	(1,341)
Cash generated by operations	6,542	6,622
Taxation	(533)	(483)
Net cash flow from operating activities	6,009	6,139